UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: July 31
Date of Reporting Period: July 1, 2021 to June 30, 2022

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund II:

Reaves Infrastructure Fund
(Formerly, Reaves Utilities and Energy Infrastructure Fund)

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ALLIANT ENERGY CORPORATION
Security ID: 018802108
Ticker: LNT
Meeting Date: 19-May-22
Meeting Type: Annual
1A.	Election of Director for Term Ending in 2025: N. Joy Falotico	Management	For	Voted - For
1B.	Election of Director for Term Ending in 2025: John O. Larsen	Management	For	Voted - For
1C.	Election of Director for Term Ending in 2025: Thomas F. O'toole	Management	For	Voted - For
2.	Advisory Vote to Approve the Compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratification of the Appointment of Deloitte & Touche LLP As the Company's Independent Registered Public Accounting Firm for 2022.	Management	For	Voted - For
ALPHABET INC.
Security ID: 02079K305
Ticker: GOOGL
Meeting Date: 01-Jun-22
Meeting Type: Annual
1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: L. John Doerr	Management	For	Voted - For
1g.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1h.	Election of Director: Ann Mather	Management	For	Voted - For
1i.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1j.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Alphabet's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
3.	The Amendment of Alphabet's 2021 Stock Plan to Increase the Share Reserve by 4,000,000 Shares of Class C Capital Stock.	Management	For	Voted - For
4.	The Amendment of Alphabet's Amended and Restated Certificate of Incorporation to Increase the Number of Authorized Shares.	Management	For	Voted - For
5.	A Stockholder Proposal Regarding A Lobbying Report, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	A Stockholder Proposal Regarding A Climate Lobbying Report, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	A Stockholder Proposal Regarding A Report on Physical Risks of Climate Change, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8.	A Stockholder Proposal Regarding A Report on Water Management Risks, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
9.	A Stockholder Proposal Regarding A Racial Equity Audit, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
10.	A Stockholder Proposal Regarding A Report on Concealment Clauses, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
11.	A Stockholder Proposal Regarding Equal Shareholder Voting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
12.	A Stockholder Proposal Regarding A Report on Government Takedown Requests, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
13.	A Stockholder Proposal Regarding A Human Rights Assessment of Data Center Siting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
14.	A Stockholder Proposal Regarding A Report on Data Collection, Privacy, and Security, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
15.	A Stockholder Proposal Regarding Algorithm Disclosures, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
16.	A Stockholder Proposal Regarding Misinformation and Disinformation, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
17.	A Stockholder Proposal Regarding A Report on External Costs of Disinformation, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
18.	A Stockholder Proposal Regarding A Report on Board Diversity, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
19.	A Stockholder Proposal Regarding the Establishment of an Environmental Sustainability Board Committee, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
20.	A Stockholder Proposal Regarding A Policy on Non- Management Employee Representative Director, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
21.	A Stockholder Proposal Regarding A Report on Policies Regarding Military and Militarized Policing Agencies, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
AMAZON.COM, INC.
Security ID: 023135106
Ticker: AMZN
Meeting Date: 25-May-22
Meeting Type: Annual
1a.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1b.	Election of Director: Andrew R. Jassy	Management	For	Voted - For
1c.	Election of Director: Keith B. Alexander	Management	For	Voted - For
1d.	Election of Director: Edith W. Cooper	Management	For	Voted - For
1e.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1f.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1g.	Election of Director: Judith A. Mcgrath	Management	For	Voted - For
1h.	Election of Director: Indra K. Nooyi	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1i.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1j.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1k.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Independent Auditors	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
4.
Approval of an Amendment to the Company's Restated Certificate of Incorporation to Effect A 20-for-1 Split of the Company's Common Stock and A Proportionate Increase in the Number of Authorized Shares of Common Stock
		Management	For	Voted - For
5.	Shareholder Proposal Requesting A Report on Retirement Plan Options	Shareholder	Against	Voted - Against
6.	Shareholder Proposal Requesting A Report on Customer Due Diligence	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Requesting an Alternative Director Candidate Policy	Shareholder	Against	Voted - Against
8.	Shareholder Proposal Requesting A Report on Packaging Materials	Shareholder	Against	Voted - Against
9.	Shareholder Proposal Requesting A Report on Worker Health and Safety Differences	Shareholder	Against	Voted - Against
10.	Shareholder Proposal Requesting Additional Reporting on Risks Associated with the Use of Certain Contract Clauses	Shareholder	Against	Voted - Against
11.	Shareholder Proposal Requesting A Report on Charitable Contributions	Shareholder	Against	Voted - Against
12.	Shareholder Proposal Requesting Alternative Tax Reporting	Shareholder	Against	Voted - Against
13.	Shareholder Proposal Requesting Additional Reporting on Freedom of Association	Shareholder	Against	Voted - Against
14.	Shareholder Proposal Requesting Additional Reporting on Lobbying	Shareholder	Against	Voted - Against
15.	Shareholder Proposal Requesting A Policy Requiring More Director Candidates Than Board Seats	Shareholder	Against	Voted - Against
16.	Shareholder Proposal Requesting A Report on Warehouse Working Conditions	Shareholder	Against	Voted - Against
17.	Shareholder Proposal Requesting Additional Reporting on Gender/racial Pay	Shareholder	Against	Voted - Against
18.	Shareholder Proposal Requesting A Diversity and Equity Audit	Shareholder	Against	Voted - Against
19.	Shareholder Proposal Requesting A Report on Customer Use of Certain Technologies	Shareholder	Against	Voted - Against
AMEREN CORPORATION
Security ID: 023608102
Ticker: AEE
Meeting Date: 12-May-22
Meeting Type: Annual
1A.	Election of Director: Warner L. Baxter	Management	For	Voted - For
1B.	Election of Director: Cynthia J. Brinkley	Management	For	Voted - For
1C.	Election of Director: Catherine S. Brune	Management	For	Voted - For
1D.	Election of Director: J. Edward Coleman	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1E.	Election of Director: Ward H. Dickson	Management	For	Voted - For
1F.	Election of Director: Noelle K. Eder	Management	For	Voted - For
1G.	Election of Director: Ellen M. Fitzsimmons	Management	For	Voted - For
1H.	Election of Director: Rafael Flores	Management	For	Voted - For
1I.	Election of Director: Richard J. Harshman	Management	For	Voted - For
1J.	Election of Director: Craig S. IVey	Management	For	Voted - For
1K.	Election of Director: James C. Johnson	Management	For	Voted - For
1L.	Election of Director: Martin J. Lyons, Jr.	Management	For	Voted - For
1M.	Election of Director: Steven H. Lipstein	Management	For	Voted - For
1N.	Election of Director: Leo S. Mackay, Jr	Management	For	Voted - For
2.	Company Proposal - Advisory Approval of Compensation of the Named Executive Officers Disclosed in the Proxy Statement.	Management	For	Voted - For
3.	Company Proposal - Approval of the 2022 Omnibus Incentive Compensation Plan.	Management	For	Voted - For
4.	Company Proposal - Ratification of the Appointment of PricewaterhouseCoopers LLP As Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
AMERICAN WATER WORKS COMPANY, INC.
Security ID: 030420103
Ticker: AWK
Meeting Date: 11-May-22
Meeting Type: Annual
1A.	Election of Director: Jeffrey N. Edwards	Management	For	Voted - For
1B.	Election of Director: Martha Clark Goss	Management	For	Voted - For
1C.	Election of Director: M. Susan Hardwick	Management	For	Voted - For
1D.	Election of Director: Kimberly J. Harris	Management	For	Voted - For
1E.	Election of Director: Julia L. Johnson	Management	For	Voted - For
1F.	Election of Director: Patricia L. Kampling	Management	For	Voted - For
1G.	Election of Director: Karl F. Kurz	Management	For	Voted - For
1H.	Election of Director: George Mackenzie	Management	For	Voted - For
1I.	Election of Director: James G. Stavridis	Management	For	Voted - For
2.	Approval, on an Advisory Basis, of the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
3.
Ratification of the Appointment, by the Audit, Finance and Risk Committee of the Board of Directors, of PricewaterhouseCoopers LLP As the Company's Independent Registered Public Accounting Firm for 2022.
		Management	For	Voted - For
4.	Shareholder Proposal on Climate Transition Plan Reporting As Described in the Proxy Statement.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal on Racial Justice Audit As Described in the Proxy Statement.	Shareholder	Against	Voted - Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CANADIAN PACIFIC RAILWAY LIMITED
Security ID: 13645T100
Ticker: CP
Meeting Date: 27-Apr-22
Meeting Type: Annual And Special Meeting
1	Appointment of Auditor As Named in the Proxy Circular.	Management	For	Voted - For
2	Vote on A Special Resolution to Approve an Amendment to the Management Stock Option Incentive Plan As Described in the Proxy Circular.	Management	For	Voted - For
3	Advisory Vote to Approve the Corporation's Approach to Executive Compensation As Described in the Proxy Circular.	Management	For	Voted - For
4	Advisory Vote to Approve the Corporation's Approach to Climate Change As Described in the Proxy Circular.	Management	For	Voted - For
1.1	Director: the Hon. John Baird	Management	For	Voted - For
1.2	Director: Isabelle Courville	Management	For	Voted - For
1.3	Director: Keith E. Creel	Management	For	Voted - For
1.4	Director: Gillian H. Denham	Management	For	Voted - For
1.5	Director: Edward R. Hamberger	Management	For	Voted - For
1.6	Director: Matthew H. Paull	Management	For	Voted - For
1.7	Director: Jane L. Peverett	Management	For	Voted - For
1.8	Director: Andrea Robertson	Management	For	Voted - For
1.9	Director: Gordon T. Trafton	Management	For	Voted - For
CHARTER COMMUNICATIONS, INC.
Security ID: 16119P108
Ticker: CHTR
Meeting Date: 26-Apr-22
Meeting Type: Annual
1A.	Election of Director: W. Lance Conn	Management	For	Voted - For
1B.	Election of Director: Kim C. Goodman	Management	For	Voted - For
1C.	Election of Director: Craig A. Jacobson	Management	For	Voted - For
1D.	Election of Director: Gregory B. Maffei	Management	For	Voted - For
1E.	Election of Director: John D. Markley, Jr.	Management	For	Voted - For
1F.	Election of Director: David C. Merritt	Management	For	Voted - For
1G.	Election of Director: James E. Meyer	Management	For	Voted - For
1H.	Election of Director: Steven A. Miron	Management	For	Voted - For
1I.	Election of Director: Balan Nair	Management	For	Voted - For
1J.	Election of Director: Michael A. Newhouse	Management	For	Voted - For
1K.	Election of Director: Mauricio Ramos	Management	For	Voted - For
1L.	Election of Director: Thomas M. Rutledge	Management	For	Voted - For
1M.	Election of Director: Eric L. Zinterhofer	Management	For	Voted - For
2.	The Ratification of the Appointment of KPMG LLP As the Company's Independent Registered Public Accounting Firm for the Year Ended December 31, 2022.	Management	For	Voted - For
3.	Stockholder Proposal Regarding Lobbying Activities.	Shareholder	Against	Voted - Against
4.	Stockholder Proposal Regarding Chairman of the Board and Ceo Roles.	Shareholder	Against	Voted - Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	Stockholder Proposal Regarding Political and Electioneering Expenditure Congruency Report.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal Regarding Disclosure of Greenhouse Gas Emissions.	Shareholder	Against	Voted - Against
7.	Stockholder Proposal Regarding Eeo-1 Reports.	Shareholder	Against	Voted - Against
8.	Stockholder Proposal Regarding Diversity, Equity and Inclusion Reports.	Shareholder	Against	Voted - Against
CMS ENERGY CORPORATION
Security ID: 125896100
Ticker: CMS
Meeting Date: 06-May-22
Meeting Type: Annual
1A.	Election of Director: Jon E. Barfield	Management	For	Voted - For
1B.	Election of Director: Deborah H. Butler	Management	For	Voted - For
1C.	Election of Director: Kurt L. Darrow	Management	For	Voted - For
1D.	Election of Director: William D. Harvey	Management	For	Voted - For
1E.	Election of Director: Garrick J. Rochow	Management	For	Voted - For
1F.	Election of Director: John G. Russell	Management	For	Voted - For
1G.	Election of Director: Suzanne F. Shank	Management	For	Voted - For
1H.	Election of Director: Myrna M. Soto	Management	For	Voted - For
1I.	Election of Director: John G. Sznewajs	Management	For	Voted - For
1J.	Election of Director: Ronald J. Tanski	Management	For	Voted - For
1K.	Election of Director: Laura H. Wright	Management	For	Voted - For
2.	Approve, on an Advisory Basis, the Company's Executive Compensation.	Management	For	Voted - For
3.	Ratify the Appointment of Independent Registered Public Accounting Firm (pricewaterhousecoopers LLP).	Management	For	Voted - For
COMCAST CORPORATION
Security ID: 20030N101
Ticker: CMCSA
Meeting Date: 01-Jun-22
Meeting Type: Annual
1.1	Director: Kenneth J. Bacon	Management	For	Voted - For
1.2	Director: Madeline S. Bell	Management	For	Voted - For
1.3	Director: Edward D. Breen	Management	For	Voted - For
1.4	Director: Gerald L. Hassell	Management	For	Voted - For
1.5	Director: Jeffrey A. Honickman	Management	For	Voted - For
1.6	Director: Maritza G. Montiel	Management	For	Voted - For
1.7	Director: Asuka Nakahara	Management	For	Voted - For
1.8	Director: David C. Novak	Management	For	Voted - For
1.9	Director: Brian L. Roberts	Management	For	Voted - For
2.	Advisory Vote on Executive Compensation	Management	For	Voted - For
3.	Ratification of the Appointment of our Independent Auditors	Management	For	Voted - For
4.	To Report on Charitable Donations	Shareholder	Against	Voted - Against
5.	To Perform Independent Racial Equity Audit	Shareholder	Against	Voted - Against
6.	To Report on Risks of Omitting "viewpoint" and "ideology" from Eeo Policy	Shareholder	Against	Voted - Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

7.	To Conduct and Publicly Release the Results of an Independent Investigation Into the Effectiveness of Sexual Harassment Policies	Shareholder	Against	Voted - Against
8.	To Report on How Retirement Plan Options Align with Company Climate Goals	Shareholder	Against	Voted - Against
CROWN CASTLE INTERNATIONAL CORP.
Security ID: 22822V101
Ticker: CCI
Meeting Date: 19-May-22
Meeting Type: Annual
1A.	Election of Director: P. Robert Bartolo	Management	For	Voted - For
1B.	Election of Director: Jay A. Brown	Management	For	Voted - For
1C.	Election of Director: Cindy Christy	Management	For	Voted - For
1D.	Election of Director: Ari Q. Fitzgerald	Management	For	Voted - For
1E.	Election of Director: Andrea J. Goldsmith	Management	For	Voted - For
1F.	Election of Director: Tammy K. Jones	Management	For	Voted - For
1G.	Election of Director: Anthony J. Melone	Management	For	Voted - For
1H.	Election of Director: W. Benjamin Moreland	Management	For	Voted - For
1I.	Election of Director: Kevin A. Stephens	Management	For	Voted - For
1J.	Election of Director: Matthew Thornton, III	Management	For	Voted - For
2.	The Ratification of the Appointment of PricewaterhouseCoopers LLP As the Company's Independent Registered Public Accountants for Fiscal Year 2022.	Management	For	Voted - For
3.	The Proposal to Approve the Company's 2022 Long-term Incentive Plan.	Management	For	Voted - For
4.	The Amendment to the Company's Restated Certificate of Incorporation to Increase the Number of Authorized Shares of Common Stock.	Management	For	Voted - For
5.	The Non-binding, Advisory Vote to Approve the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
DISCOVERY, INC.
Security ID: 25470F104
Ticker: DISCA
Meeting Date: 08-Apr-22
Meeting Type: Annual
1.1	Director: Paul A. Gould	Management	For	Voted - For
1.2	Director: Kenneth W. Lowe	Management	For	Voted - For
1.3	Director: Daniel E. Sanchez	Management	For	Voted - For
2.	Ratification of the Appointment of PricewaterhouseCoopers LLP As Discovery, Inc.'s Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
3.	To Approve the Warner Bros. Discovery, Inc. Stock Incentive Plan.	Management	For	Voted - Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ENTERGY CORPORATION
Security ID: 29364G103
Ticker: ETR
Meeting Date: 06-May-22
Meeting Type: Annual
1A.	Election of Director: J. R. Burbank	Management	For	Voted - For
1B.	Election of Director: P. J. Condon	Management	For	Voted - For
1C.	Election of Director: L. P. Denault	Management	For	Voted - For
1D.	Election of Director: K. H. Donald	Management	For	Voted - For
1E.	Election of Director: B. W. Ellis	Management	For	Voted - For
1F.	Election of Director: P. L. Frederickson	Management	For	Voted - For
1G.	Election of Director: A. M. Herman	Management	For	Voted - For
1H.	Election of Director: M. E. Hyland	Management	For	Voted - For
1I.	Election of Director: S. L. Levenick	Management	For	Voted - For
1J.	Election of Director: B. L. Lincoln	Management	For	Voted - For
1K.	Election of Director: K. A. Puckett	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte & Touche LLP As Entergy's Independent Registered Public Accountants for 2022.	Management	For	Voted - For
3.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
EQUINIX, INC.
Security ID: 29444U700
Ticker: EQIX
Meeting Date: 25-May-22
Meeting Type: Annual
1.1	Election of Director: Nanci Caldwell	Management	For	Voted - For
1.2	Election of Director: Adaire Fox-martin	Management	For	Voted - For
1.3	Election of Director: Ron Guerrier	Management	For	Voted - For
1.4	Election of Director: Gary Hromadko	Management	For	Voted - For
1.5	Election of Director: Irving Lyons III	Management	For	Voted - For
1.6	Election of Director: Charles Meyers	Management	For	Voted - For
1.7	Election of Director: Christopher Paisley	Management	For	Voted - For
1.8	Election of Director: Sandra Rivera	Management	For	Voted - For
1.9	Election of Director: Peter Van Camp	Management	For	Voted - For
2.	Approval, by A Non-binding Advisory Vote, of the Compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratification of the Appointment of PricewaterhouseCoopers LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending Dec. 31, 2022.	Management	For	Voted - For
4.	A Stockholder Proposal, Related to Lowering the Stock Ownership Threshold Required to Call A Special Meeting.	Shareholder	Against	Voted - Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

EXELON CORPORATION
Security ID: 30161N101
Ticker: EXC
Meeting Date: 26-Apr-22
Meeting Type: Annual
1A.	Election of Director: Anthony Anderson	Management	For	Voted - For
1B.	Election of Director: Ann Berzin	Management	For	Voted - For
1C.	Election of Director: W. Paul Bowers	Management	For	Voted - For
1D.	Election of Director: Marjorie Rodgers Cheshire	Management	For	Voted - For
1E.	Election of Director: Christopher Crane	Management	For	Voted - For
1F.	Election of Director: Carlos Gutierrez	Management	For	Voted - For
1G.	Election of Director: Linda Jojo	Management	For	Voted - For
1H.	Election of Director: Paul Joskow	Management	For	Voted - For
1I.	Election of Director: John Young	Management	For	Voted - For
2.	Ratification of PricewaterhouseCoopers LLP As Exelon's Independent Auditor for 2022.	Management	For	Voted - For
3.	Advisory Approval of Executive Compensation.	Management	For	Voted - For
4.	A Shareholder Proposal Requesting A Report on the Impact of Exelon Plans Involving Electric Vehicles and Charging Stations with Regard to Child Labor Outside the United States.	Shareholder	Against	Voted - Against
GXO LOGISTICS, INC.
Security ID: 36262G101
Ticker: GXO
Meeting Date: 24-May-22
Meeting Type: Annual
1.1	Election of Class I Director for A Term to Expire at 2025 Annual Meeting: Gena Ashe	Management	For	Voted - For
1.2	Election of Class I Director for A Term to Expire at 2025 Annual Meeting: Malcolm Wilson	Management	For	Voted - For
2.	Ratification of the Appointment of our Independent Public Accounting Firm to Ratify the Appointment of KPMG LLP As the Company's Independent Registered Public Accounting Firm for Fiscal Year 2022.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation Advisory Vote to Approve the Executive Compensation of the Company's Named Executive Officers As Disclosed in the Accompanying Proxy Statement.	Management	For	Voted - For
4.	Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation Advisory Vote on the Frequency of Future Advisory Votes to Approve Executive Compensation.	Management	1 Year	Voted - 1 Year
KANSAS CITY SOUTHERN
Security ID: 485170302
Ticker: KSU
Meeting Date: 16-Sep-21
Meeting Type: Contested-special
1.
To Adopt the Agreement and Plan of Merger, Dated As of May 21, 2021 (as It May be Amended from Time to Time, the "merger Agreement") by and Among Kansas City Southern ("kcs"), Canadian National Railway Company ("cn") and Brooklyn Merger Sub, Inc., A Wholly Owned Subsidiary of Cn (the "merger Proposal").
	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
To Approve, on A Non-binding, Advisory Basis, the Compensation That May be Paid Or Become Payable to Kcs's Named Executive Officers That is Based on Or Otherwise Relates to the Transactions Contemplated by the Merger Agreement.
	Management	For	Voted - For
3.
To Approve the Adjournment of the Kcs Special Meeting, If Necessary Or Appropriate, to Solicit Additional Proxies If There are Not Sufficient Votes at the Time of the Kcs Special Meeting to Approve the Merger Proposal Or to Ensure That Any Supplement Or Amendment to This Proxy Statement/prospectus is Timely Provided to Kcs Shareholders.
	Management	For	Voted - For
NEXTERA ENERGY, INC.
Security ID: 65339F101
Ticker: NEE
Meeting Date: 19-May-22
Meeting Type: Annual
1A.	Election of Director: Sherry S. Barrat	Management	For	Voted - For
1B.	Election of Director: James L. Camaren	Management	For	Voted - For
1C.	Election of Director: Kenneth B. Dunn	Management	For	Voted - For
1D.	Election of Director: Naren K. Gursahaney	Management	For	Voted - For
1E.	Election of Director: Kirk S. Hachigian	Management	For	Voted - For
1F.	Election of Director: John W. Ketchum	Management	For	Voted - For
1G.	Election of Director: Amy B. Lane	Management	For	Voted - For
1H.	Election of Director: David L. Porges	Management	For	Voted - For
1I.	Election of Director: James L. Robo	Management	For	Voted - For
1J.	Election of Director: Rudy E. Schupp	Management	For	Voted - For
1K.	Election of Director: John L. Skolds	Management	For	Voted - For
1L.	Election of Director: John Arthur Stall	Management	For	Voted - For
1M.	Election of Director: Darryl L. Wilson	Management	For	Voted - For
2.	Ratification of Appointment of Deloitte & Touche LLP As Nextera Energy's Independent Registered Public Accounting Firm for 2022	Management	For	Voted - For
3.	Approval, by Non-binding Advisory Vote, of Nextera Energy's Compensation of Its Named Executive Officers As Disclosed in the Proxy Statement	Management	For	Voted - For
4.	A Proposal Entitled "board Matrix" to Request Disclosure of A Board Skills Matrix	Shareholder	Against	Voted - Against
5.	A Proposal Entitled "diversity Data Reporting" to Request Quantitative Employee Diversity Data	Shareholder	Against	Voted - Against

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PROLOGIS, INC.
Security ID: 74340W103
Ticker: PLD
Meeting Date: 04-May-22
Meeting Type: Annual
1A.	Election of Director: Hamid R. Moghadam	Management	For	Voted - For
1B.	Election of Director: Cristina G. Bita	Management	For	Voted - For
1C.	Election of Director: George L. Fotiades	Management	For	Voted - For
1D.	Election of Director: Lydia H. Kennard	Management	For	Voted - For
1E.	Election of Director: Irving F. Lyons III	Management	For	Voted - For
1F.	Election of Director: Avid Modjtabai	Management	For	Voted - For
1G.	Election of Director: David P. O'connor	Management	For	Voted - For
1H.	Election of Director: Olivier Piani	Management	For	Voted - For
1I.	Election of Director: Jeffrey L. Skelton	Management	For	Voted - For
1J.	Election of Director: Carl B. Webb	Management	For	Voted - For
1K.	Election of Director: William D. Zollars	Management	For	Voted - For
2.	Advisory Vote to Approve the Company's Executive Compensation for 2021	Management	For	Voted - For
3.	Ratification of the Appointment of KPMG LLP As the Company's Independent Registered Public Accounting Firm for the Year 2022	Management	For	Voted - For
REXFORD INDUSTRIAL REALTY, INC.
Security ID: 76169C100
Ticker: REXR
Meeting Date: 13-Jun-22
Meeting Type: Annual
1.1	Election of Director: Robert L. Antin	Management	For	Voted - For
1.2	Election of Director: Michael S. Frankel	Management	For	Voted - For
1.3	Election of Director: Diana J. Ingram	Management	For	Voted - For
1.4	Election of Director: Angela L. Kleiman	Management	For	Voted - For
1.5	Election of Director: Debra L. Morris	Management	For	Voted - For
1.6	Election of Director: Tyler H. Rose	Management	For	Voted - For
1.7	Election of Director: Howard Schwimmer	Management	For	Voted - For
1.8	Election of Director: Richard S. Ziman	Management	For	Voted - For
2.	The Ratification of the Appointment of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2022.	Management	For	Voted - For
3.	The Advisory Resolution to Approve the Company's Named Executive Officer Compensation for the Fiscal Year Ended December 31, 2021, As Described in the Rexford Industrial Realty, Inc. Proxy Statement.	Management	For	Voted - For
4.	The Advisory Determination of the Frequency of Future Advisory Votes on the Company's Executive Compensation.	Management	1 Year	Voted - 1 Year

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ROCKWELL AUTOMATION, INC.
Security ID: 773903109
Ticker: ROK
Meeting Date: 01-Feb-22
Meeting Type: Annual
1.1	Director: James P. Keane	Management	For	Voted - For
1.2	Director: Blake D. Moret	Management	For	Voted - For
1.3	Director: Thomas W. Rosamilia	Management	For	Voted - For
1.4	Director: Patricia A. Watson	Management	For	Voted - For
B.	To Approve, on an Advisory Basis, the Compensation of the Corporation's Named Executive Officers.	Management	For	Voted - For
C.	To Approve the Selection of Deloitte & Touche LLP As the Corporation's Independent Registered Public Accounting Firm for Fiscal 2022.	Management	For	Voted - For
SBA COMMUNICATIONS CORPORATION
Security ID: 78410G104
Ticker: SBAC
Meeting Date: 12-May-22
Meeting Type: Annual
1.1	Election of Director for A Three-year Term Expiring at the 2025 Annual Meeting: Kevin L. Beebe	Management	For	Voted - For
1.2	Election of Director for A Three-year Term Expiring at the 2025 Annual Meeting: Jack Langer	Management	For	Voted - For
1.3	Election of Director for A Three-year Term Expiring at the 2025 Annual Meeting: Jeffrey A. Stoops	Management	For	Voted - For
1.4	Election of Director for A Term Expiring at the 2024 Annual Meeting: Jay L. Johnson	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Sba's Independent Registered Public Accounting Firm for the 2022 Fiscal Year.	Management	For	Voted - For
3.	Approval, on an Advisory Basis, of the Compensation of Sba's Named Executive Officers.	Management	For	Voted - For
SHAW COMMUNICATIONS INC.
Security ID: 82028K200
Ticker: SJR
Meeting Date: 12-Jan-22
Meeting Type: Annual
1
You are Cordially Invited to Attend the Annual Meeting of Shareholders of Shaw Communications Inc. (the "company") to be Held Via Virtual Shareholder Meeting on January 12, 2022 at 2:00 Pm Mst. Please Use the Following Url to Access the Meeting Www.virtualshareholdermeeting.com/shaw 2022. ** This Control Number Does Not Have Voting Entitlements**
	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

T-MOBILE US, INC.
Security ID: 872590104
Ticker: TMUS
Meeting Date: 15-Jun-22
Meeting Type: Annual
1.1	Director: Marcelo Claure	Management	For	Voted - For
1.2	Director: Srikant M. Datar	Management	For	Voted - For
1.3	Director: Bavan M. Holloway	Management	For	Voted - For
1.4	Director: Timotheus Höttges	Management	For	Voted - For
1.5	Director: Christian P. Illek	Management	For	Voted - For
1.6	Director: Raphael Kübler	Management	For	Voted - For
1.7	Director: Thorsten Langheim	Management	For	Voted - For
1.8	Director: Dominique Leroy	Management	For	Voted - For
1.9	Director: Letitia A. Long	Management	For	Voted - For
1.10	Director: G. Michael Sievert	Management	For	Voted - For
1.11	Director: Teresa A. Taylor	Management	For	Voted - For
1.12	Director: Omar Tazi	Management	For	Voted - For
1.13	Director: Kelvin R. Westbrook	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte & Touche LLP As the Company's Independent Registered Public Accounting Firm for Fiscal Year 2022.	Management	For	Voted - For
UNION PACIFIC CORPORATION
Security ID: 907818108
Ticker: UNP
Meeting Date: 12-May-22
Meeting Type: Annual
1A.	Election of Director: William J. Delaney	Management	For	Voted - For
1B.	Election of Director: David B. Dillon	Management	For	Voted - For
1C.	Election of Director: Sheri H. Edison	Management	For	Voted - For
1D.	Election of Director: Teresa M. Finley	Management	For	Voted - For
1E.	Election of Director: Lance M. Fritz	Management	For	Voted - For
1F.	Election of Director: Deborah C. Hopkins	Management	For	Voted - For
1G.	Election of Director: Jane H. Lute	Management	For	Voted - For
1H.	Election of Director: Michael R. Mccarthy	Management	For	Voted - For
1I.	Election of Director: Jose H. Villarreal	Management	For	Voted - For
1J.	Election of Director: Christopher J. Williams	Management	For	Voted - For
2.	Ratification of the Appointment of Deloitte & Touche LLP As the Independent Registered Public Accounting Firm of the Company for 2022.	Management	For	Voted - For
3.	An Advisory Vote on Executive Compensation ("say on Pay").	Management	For	Voted - For
XCEL ENERGY INC.
Security ID: 98389B100
Ticker: XEL
Meeting Date: 18-May-22
Meeting Type: Annual
1a.	Election of Director: Lynn Casey	Management	For	Voted - For

Reaves Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1b.	Election of Director: Bob Frenzel	Management	For	Voted - For
1c.	Election of Director: Netha Johnson	Management	For	Voted - For
1d.	Election of Director: Patricia Kampling	Management	For	Voted - For
1e.	Election of Director: George Kehl	Management	For	Voted - For
1f.	Election of Director: Richard O'brien	Management	For	Voted - For
1g.	Election of Director: Charles Pardee	Management	For	Voted - For
1h.	Election of Director: Christopher Policinski	Management	For	Voted - For
1i.	Election of Director: James Prokopanko	Management	For	Voted - For
1j.	Election of Director: Kim Williams	Management	For	Voted - For
1k.	Election of Director: Daniel Yohannes	Management	For	Voted - For
2.	Company Proposal to Approve, on an Advisory Basis, Executive Compensation.	Management	For	Voted - For
3.	Company Proposal to Ratify the Appointment of Deloitte & Touche LLP As Xcel Energy Inc.'s Independent Registered Public Accounting Firm for 2022.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 4, 2022